UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 000-56694

NEW MOUNTAIN PRIVATE CREDIT FUND

(Name of Registrant)

1633 Broadway, 48th Floor

New York, New York 10019

(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the “1940 Act”), and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance upon no-action relief previously granted by the Commission staff to another issuer under similar facts and circumstances.

(1)     Title of the class of securities of New Mountain Private Credit Fund (the “Company”) to be redeemed:

•	3.57% Series 2021A Senior Notes, Tranche A, due July 15, 2025 (the "2021A Tranche A Notes");
•	3.62% Series 2021A Senior Notes, Tranche B, due July 15, 2025 (the "2021A Tranche B Notes"); and
•	3.95% Series 2022A Senior Notes due July 15, 2025 (the “2022A Unsecured Notes,” and together with the 2021A Tranche A Notes and the 2021A Tranche B Notes, the "Notes").

(2)     Date on which the securities are to be redeemed:

The Notes will be redeemed on June 25, 2025 (the “Redemption Date”).

(3)     Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to Section 8.2 of the Master Note Purchase Agreement, dated August 4, 2021, as supplemented by the First Supplement to the Master Note Purchase Agreement, dated March 10, 2022 (together, the “Note Purchase Agreement”), between the Company (as successor to New Mountain Guardian III BDC, L.L.C.) and the purchasers party thereto. Pursuant to Section 8.2 of the Note Purchase Agreement, the Company may, at its option, upon notice as provided below, prepay at any time all, or from time to time any part of, the Notes at 100% of the principal amount so prepaid, together with interest accrued thereon to the date of such prepayment, subject to certain conditions.

(4)     The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $200,000,000.00 in aggregate principal amount of the Notes issued and outstanding, including any accrued but unpaid interest, pursuant to the terms of the Note Purchase Agreement.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the 1940 Act, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 9th day of June, 2025.

New Mountain Private Credit Fund

By:	/s/ Kris Corbett
Kris Corbett
Chief Financial Officer and Treasurer